Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000237554
Shareholder Report [Line Items]
Fund Name	Arrow Valtoro ETF
Trading Symbol	ORO
Security Exchange Name	CboeBZX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Valtoro ETF	$502	6.71%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through July 31, 2026. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

Expenses Paid, Amount	$ 502
Expense Ratio, Percent	6.71% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 16, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,143,055
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 25,646
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,143,055 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$25,646 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	19.3%
Money Market Funds	80.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	80.7%

[1]	Annualized